Additional Financial Information - (Accumulated Other Comprehensive Income (Loss) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	$ (1,150,200,000)	$ (778,900,000)	$ (259,500,000)
Ending balance	(1,016,600,000)	(1,150,200,000)	(778,900,000)
Income tax expense (benefit) reflected in other comprehensive income (loss)	0	0
LIONS GATE ENTERTAINMENT CORP. [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(310,500,000)		2,683,400,000
Ending balance	(352,700,000)	(310,500,000)
Foreign currency translation adjustments | LIONS GATE ENTERTAINMENT CORP. [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(22,700,000)	(21,600,000)	(19,700,000)
Other comprehensive income (loss)	(5,400,000)	(1,100,000)	(1,900,000)
Reclassifications to net loss or noncontrolling interest	0	0	0
Reclassifications to noncontrolling interest	5,300,000
Ending balance	(22,800,000)	(22,700,000)	(21,600,000)
Net unrealized gain (loss) on cash flow hedges | LIONS GATE ENTERTAINMENT CORP. [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	138,700,000	142,500,000	49,000,000
Other comprehensive income (loss)	5,000,000	30,500,000	82,800,000
Reclassifications to net loss or noncontrolling interest	(31,700,000)	(34,300,000)	10,700,000
Reclassifications to noncontrolling interest	(16,600,000)
Ending balance	95,400,000	138,700,000	142,500,000
Net unrealized gain (loss) on cash flow hedges | Direct Operating Expense | LIONS GATE ENTERTAINMENT CORP. [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Income tax expense (benefit) reflected in other comprehensive income (loss)	(1,200,000)	(300,000)	(300,000)
Net unrealized gain (loss) on cash flow hedges | Interest Expense | LIONS GATE ENTERTAINMENT CORP. [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Income tax expense (benefit) reflected in other comprehensive income (loss)	32,900,000	34,600,000	(10,400,000)
Accumulated Other Comprehensive Income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	96,700,000	101,500,000	10,200,000
Ending balance	60,900,000	96,700,000	101,500,000
Accumulated Other Comprehensive Income | LIONS GATE ENTERTAINMENT CORP. [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	116,000,000	120,900,000	29,300,000
Other comprehensive income (loss)	(400,000)	29,400,000	80,900,000
Reclassifications to net loss or noncontrolling interest	(31,700,000)	(34,300,000)	10,700,000
Reclassifications to noncontrolling interest	(11,300,000)
Ending balance	$ 72,600,000	$ 116,000,000	$ 120,900,000